Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities [Line Items]
Accrued Liabilities, Current, Total	$ 379,202	$ 339,308
Accrued Liabilities
Other Liabilities [Line Items]
Payroll, commissions, bonuses, other cash compensation and employee benefits	113,792	114,278
General insurance	13,096	12,178
Sales and marketing programs	40,201	38,514
Professional and legal costs	14,864	14,855
Restructuring costs	9,258	8,608
Warranty liabilities	3,956	3,608
Deferred income	3,482	4,922
Accrued vacation and holidays	27,846	29,944
Third party royalties	10,873	11,494
Current portion of derivatives	9,523	54,367
Redeemable Noncontrolling Interest, Equity, Other, Fair Value	88,935	0
Deposit Liabilities, Accrued Interest	11,953	12,624
Other	$ 31,423	$ 33,916